Net Financial Results (Tables)	12 Months Ended
Dec. 31, 2017
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Detailed Information about Financial Results

	2017	2016	2015
Financial income
Interest income	1,598	1,472	1,638
Exchange differences	16,025	15,287	25,625

Total financial income	17,623	16,759	27,263

Financial loss
Interest loss	(18,385)	(18,109)	(8,618)
Exchange differences	(7,075)	(3,676)	(5,411)
Financial accretion	(3,169)	(3,159)	(1,987)

Total financial costs	(28,629)	(24,944)	(16,016)

Other financial results
Fair value gains on financial assets at fair value through profit or loss	2,208	1,826	446
Gains on derivative financial instruments	—	213	464

Total other financial results	2,208	2,039	910

Total net financial results	(8,798)	(6,146)	12,157